Financial assets, liabilities and financial results (telecom activities) - Fair value hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets, liabilities and financial results (telecom activities)
Proceeds from sales of investment securities, net of cash transferred	€ 34	€ 12	€ 891